UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   5605 Carnegie Blvd.
	   Suite 375
           Charlotte, NC 28209


13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  August 15, 2011

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101      916     9653 SH       SOLE                     9653
Abbott Labs                    Com              002824100      650    12357 SH       SOLE                    12357
Aflac Incorporated             Com              001055102     1190    25495 SH       SOLE                    25495
Air Products & Chemicals Inc.  Com              009158106      208     2181 SH       SOLE                     2181
Alcatel-lucent Sponsored Adr ( ADR              013904305       88    15185 SH       SOLE                    15185
Allergan Incorporated          Com              018490102      250     3000 SH       SOLE                     3000
American Tower Corporation Cla Com              029912201      272     5201 SH       SOLE                     5201
Ashland Incorporated New       Com              044209104      210     3250 SH       SOLE                     3250
At&t Incorporated              Com              00206R102     1558    49615 SH       SOLE                    49615
Bank Of America Corporation    Com              060505104      220    20038 SH       SOLE                    20038
Becton Dickinson & Company     Com              075887109     1200    13931 SH       SOLE                    13931
Bristol Myers Squibb Company   Com              110122108      360    12441 SH       SOLE                    12441
Bucyrus International Incorpor Com              118759109      305     3325 SH       SOLE                     3325
Chevron Corporation New        Com              166764100     2544    24741 SH       SOLE                    24741
Chubb Corporation              Com              171232101     1646    26296 SH       SOLE                    26296
Clorox Company Del             Com              189054109      985    14600 SH       SOLE                    14600
Conocophillips                 Com              20825C104      435     5786 SH       SOLE                     5786
Corning Incorporated           Com              219350105      769    42350 SH       SOLE                    42350
Devon Energy Corp              Com              25179M103     1139    14453 SH       SOLE                    14453
DuPont Co.                     Com              263534109      321     5940 SH       SOLE                     5940
Duke Energy Corporation New    Com              26441C105      193    10274 SH       SOLE                    10274
E M C Corporation Mass         Com              268648102      450    16320 SH       SOLE                    16320
Emerson Electric Co            Com              291011104      467     8309 SH       SOLE                     8309
Exelon Corp Com                Com              30161N101      214     4995 SH       SOLE                     4995
Exxon Mobil Corporation        Com              30231G102     3526    43332 SH       SOLE                    43332
Flowserve Corporation          Com              34354P105     1323    12038 SH       SOLE                    12038
Fluor Corporation New          Com              343412102     1857    28723 SH       SOLE                    28723
General Electric               Com              369604103      423    22436 SH       SOLE                    22436
Hewlett Packard Co             Com              428236103      463    12712 SH       SOLE                    12712
Home Depot Incorporated        Com              437076102     1591    43920 SH       SOLE                    43920
Honeywell International Incorp Com              438516106     2300    38599 SH       SOLE                    38599
Intel Corp                     Com              458140100     1972    88999 SH       SOLE                    88999
International Business Machine Com              459200101      454     2648 SH       SOLE                     2648
JP Morgan Chase                Com              46625H100     1564    38210 SH       SOLE                    38210
Johnson & Johnson              Com              478160104     2014    30284 SH       SOLE                    30284
Keycorp New                    Com              493267108      279    33545 SH       SOLE                    33545
Kohls Corporation              Com              500255104      769    15375 SH       SOLE                    15375
Marathon Oil Corp Comp         Com              565849106      214     4054 SH       SOLE                     4054
McDonalds Corp                 Com              580135101      528     6261 SH       SOLE                     6261
Microsoft Corporation          Com              594918104     1230    47305 SH       SOLE                    47305
Nucor Corporation              Com              670346105     1108    26882 SH       SOLE                    26882
Pepsico Inc                    Com              713448108     2021    28702 SH       SOLE                    28702
Philip Morris International In Com              718172109      229     3432 SH       SOLE                     3432
Piedmont Nat Gas Incorporated  Com              720186105      460    15208 SH       SOLE                    15208
Procter & Gamble Co            Com              742718109     1839    28928 SH       SOLE                    28928
Schlumberger                   Com              806857108     2011    23270 SH       SOLE                    23270
Sherwin Williams Company       Com              824348106      210     2500 SH       SOLE                     2500
Stanley Black & Decker Incorpo Com              854502101      544     7548 SH       SOLE                     7548
Target Corp                    Com              87612E106      832    17733 SH       SOLE                    17733
Thermo Fisher Scientific Incor Com              883556102      362     5615 SH       SOLE                     5615
Verizon Communications         Com              92343V104      378    10157 SH       SOLE                    10157
Ishares Tr Russell Mcp Gr                       464287481      304 4924.000 SH       SOLE                 4924.000
Vanguard Emerging Markets Etf                   922042858      452 9288.000 SH       SOLE                 9288.000
Dodge & Cox International Fund                  256206103     3560 96804.742SH       SOLE                96804.742
Fidelity Small Cap Value Fund                   fcpvx         1142 71268.633SH       SOLE                71268.633
Harbor International Fund Inve                  411511645      768 11964.111SH       SOLE                11964.111
Ishares Tr MSCI Emerging Marke                  464287234      900 18903.000SH       SOLE                18903.000
Merrill Private Equity Focus F                  mlpe           865 1660.000 SH       SOLE                 1660.000
Perkins Mid Cap Value Fund Cla                  471023598     1952 82364.393SH       SOLE                82364.393
Vanguard Small Cap Etf                          922908751     1052 13477.000SH       SOLE                13477.000
Vanguard Intl Equity Index Fd                   922042775     2089 41934.000SH       SOLE                41934.000